REVENUE FROM CONTRACT WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Contract with Customer, Liability [Abstract]
Current contract liabilities	$ 146	¥ 1,005	¥ 943
Long-term contract liabilities	$ 67	458	398
Total contract liabilities		¥ 1,463	¥ 1,341